Other long-term assets and other long-term liabilities (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Net, Noncurrent	$ 0	$ 6,195